Supplemental information to the Consolidated Statement of Cash Flows- Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned (“OREO”)	$ 7	$ 4	$ 5
Change in assets of consolidated VIEs	7,881	1,990	209
Change in liabilities of consolidated VIEs	7,423	2,462	50
Change in noncontrolling interests of consolidated VIEs	295	250	50
Securities purchased not settled	0	55	518
Securities sales not settled	11	750	88
Available-for-sale securities transferred to held-to-maturity	11,602	0	7,032
Premises and equipment/capitalized software funded by capital lease obligations	$ 49	$ 31	$ 26